Income Taxes (Tables)	6 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Federal Income Tax
	2014	2013
Federal income tax benefit attributable to:
Current operations	$405,061	$60,363
Less: valuation allowance	(405,061)	(60,363)
Net provision for Federal income taxes	$0	$0

Schedule of Deferred Tax Asset

	September 30, 2014	March 31, 2014
Deferred tax asset attributable to:
Net operating loss carryover	$1,454,596	$1,049,535
Less: valuation allowance	(1,454,596)	(1,049,535)
Net deferred tax asset	$0	$0